Income Taxes - Schedule of provision for income taxes comprises (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Oct. 03, 2019	Sep. 28, 2019	Oct. 03, 2018	Sep. 29, 2018
Current:
Federal			$ 8,188	$ 14,072		$ 966
State			2,262	1,537		2,555
Total Current			10,450	15,609		3,521
Deferred:
Federal			(5,844)	(418)		2,752
State			(1,979)	(336)		(1,347)
Total Deferred	$ (8,146)	$ 2,672	(7,823)	(754)	$ (754)	1,405	$ 1,405
Total income tax provision	$ (14,314)	$ (15,010)	$ 2,627	$ 14,855	$ 14,855	$ 4,926	$ 4,926